SCUDDER

Scudder Growth and
Income Fund

Supplement to Prospectus
Dated March 1, 1999

The following replaces the listing of portfolio managers under "Portfolio management" on pages 6 and 7 of the fund's prospectus:



                  Joined
Name               the              Responsibilities
and Title          Fund             and Background
--------------------------------------------------------------------------------
Kathleen T.       1991              Ms.  Millard joined the Adviser in 1991 as a
Millard                             portfolio manager.  Ms. Millard has 16 years
Lead                                of  investment   industry  experience  as  a
Manager                             portfolio  manager   specializing  in  value
                                    portfolios. She began her investment career in 1983.

Benjamin W.       1996              Mr.  Thorndike joined the Adviser in 1983 as
Thorndike                           a portfolio manager and began his investment
Manager                             career in 1980.
--------------------------------------------------------------------------------


October 20, 1999